INVENTORIES	6 Months Ended
Jun. 30, 2020
INVENTORIES
INVENTORIES

8.INVENTORIES

	June 30,	December 31,
	2020	2019
Finished goods
Pulp
Domestic (Brazil)	430,958	575,335
Foreign	1,407,928	2,229,206
Paper
Domestic (Brazil)	372,952	199,635
Foreign	118,701	70,199
Work in process	98,037	75,377
Raw material	1,300,430	1,047,433
Spare parts and other	477,772	488,410
	4,206,778	4,685,595

Inventories are net of estimated losses as set forth below in note 8.1.

8.1.Rollforward of estimated losses

	June 30,	December 31,
	2020	2019
Beginning balance	(106,713)	(33,195)
Business combination		(11,117)
Addition (1)	(33,653)	(111,077)
Reversal	1,033	9,734
Write-off (2)	71,351	38,942
Ending balance	(67,982)	(106,713)

1)The estimated losses, in the six-month period ended June 30, 2020, refers substantially to the raw material in the amount of R$27,326  (R$57,384 as of December 31, 2019).

2)    The write-off of inventory, in the six-month period ended June 30, 2020, refers mainly to the amounts of (i) finished pulp product of  R$31,088 (R$666 as of December 31, 2019) and (ii) raw material of R$32,600 (R$26,083 as of December 31, 2019).

For the six-month period ended June 30, 2020, there were no inventory items pledged as collateral (there were no inventory items pledged as collateral as of December 31, 2019).